Tangible assets - Sale of properties - (Details) € in Millions	12 Months Ended			24 Months Ended
	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)	Dec. 31, 2008 item
Sale of properties
Number of hallmark properties sold | item				10
Number of bank branches sold in Spain | item				1,152
Rental expense	€ 330	€ 297	€ 297
Within one year
Sale of properties
Minimum lease payments payable under non-cancellable operating lease	246
Between one and five years
Sale of properties
Minimum lease payments payable under non-cancellable operating lease	672
More than five years
Sale of properties
Minimum lease payments payable under non-cancellable operating lease	€ 1,461
Hallmark properties | Minimum
Sale of properties
Term of operating lease	12 years
Hallmark properties | Maximum
Sale of properties
Term of operating lease	15 years
Branch offices | Minimum
Sale of properties
Term of operating lease	24 years
Branch offices | Maximum
Sale of properties
Term of operating lease	26 years
Santander Business Campus
Sale of properties
Term of operating lease	40 years